Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended		3 Months Ended	4 Months Ended			5 Months Ended		6 Months Ended																						9 Months Ended	11 Months Ended			12 Months Ended													13 Months Ended
	Jan. 02, 2023	Jan. 14, 2025	Jun. 30, 2020	Jun. 30, 2023	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	May 31, 2016	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	May 31, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	Dec. 31, 2019	Sep. 09, 2025	Mar. 05, 2024	Feb. 01, 2023	Dec. 31, 2025	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 08, 2019
Sprott Gold Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name			30-06-2020						31-05-2016	31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023	30-06-2023		31-12-2022	30-06-2022	31-12-2021	30-06-2021	31-12-2020		31-05-2020	30-11-2019	31-05-2019	30-11-2018	31-05-2018	30-11-2017	31-05-2017	30-11-2016																	31-12-2015
Sprott Junior Gold Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name			30-06-2020						31-05-2016	31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023	30-06-2023		31-12-2022	30-06-2022	31-12-2021	30-06-2021	31-12-2020		31-05-2020	30-11-2019	31-05-2019	30-11-2018	31-05-2018	30-11-2017	31-05-2017	30-11-2016																	31-12-2015
Sprott Critical Materials ETF
Account Value [Line Items]
Line Graph and Table Measure Name	02-01-2023									31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023		30-06-2023
Sprott Lithium Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	02-01-2023									31-12-2025		30-06-2025	31-12-2024	30-06-2024	31-12-2023		30-06-2023
SPROTT URANIUM MINERS ETF
Account Value [Line Items]
Line Graph and Table Measure Name			6/30/2020							12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023	6/30/2023		12/31/2022	6/30/2022	12/31/2021	6/30/2021	12/31/2020	5/31/2020																					12/3/2019
Sprott Junior Uranium Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name								6/30/2023		12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																				2/1/2023
Sprott Junior Copper Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name								6/30/2023		12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																				2/1/2023
Sprott Nickel Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name				6/30/2023						12/31/2025		6/30/2025	12/31/2024	6/30/2024	12/31/2023																									3/21/2023
Sprott Copper Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name							6/30/2024			12/31/2025		6/30/2025	12/31/2024																					3/5/2024
Sprott Silver Miners & Physical Silver ETF
Account Value [Line Items]
Line Graph and Table Measure Name		1/14/2025								12/31/2025	6/30/2025
Sprott Active Gold & Silver Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name						6/30/2025				12/31/2025																											2/19/2025
Sprott Active Metals & Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name					12/31/2025																												9/9/2025
Sprott Gold Equity Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																12/31/2019				12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021	12/31/2020						4/8/2019
Sprott Gold Equity Fund Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																				12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015
Sprott Gold Miners E T F Net Asset Value [Member]
Account Value [Line Items]
Accumulated Value			$ 25,156.96						$ 16,399.37	$ 59,178.70		$ 37,927.82	$ 23,402.99	$ 22,198.04	$ 20,848.67	$ 21,273.82		$ 20,304.21	$ 19,704.72	$ 22,102.99	$ 22,627.69	$ 24,378.11		$ 23,634.95	$ 18,575.04	$ 14,616.82	$ 12,068.49	$ 15,603.62	$ 15,584.70	$ 15,907.09	$ 15,055.03																	$ 10,000.00
Sprott Gold Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value			16,620.45						10,356.79	39,827.45		35,882.12	33,786.42	31,157.50	27,024.88	25,014.84		21,399.47	20,916.45	26,132.25	23,400.62	20,303.93		16,296.34	16,646.33	14,442.30	14,336.69	13,915.90	13,490.27	12,165.95	10,978.99																	10,000.00
Solactive Gold Miners Custom Factors Index T R [Member]
Account Value [Line Items]
Accumulated Value			26,288.78						16,463.66	64,419.06		41,153.13	25,296.82	23,927.24	22,381.06	22,745.53		21,601.40	20,881.85	23,175.76	23,784.46	25,522.27		24,693.75	19,222.95	14,982.97	12,323.18	15,874.79	15,805.02	16,076.07	15,165.56																	10,000.00
Sprott Junior Gold Miners E T F Net Asset Value [Member]
Account Value [Line Items]
Accumulated Value			20,127.44						16,912.75	57,581.65		31,136.61	20,971.87	18,315.54	17,410.70	15,765.17		16,331.04	15,608.02	22,478.64	23,624.71	26,621.68		18,428.54	15,913.50	13,316.45	11,371.29	15,524.47	16,526.42	16,347.92	17,036.65																	10,000.00
Sprott Junior Gold Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value			16,620.45						10,356.79	39,827.45		35,882.12	33,786.42	31,157.50	27,024.88	25,014.84		21,399.47	20,916.45	26,132.25	23,400.62	20,303.93		16,296.34	16,646.33	14,442.30	14,336.69	13,915.90	13,490.27	12,165.95	10,978.99																	10,000.00
Solactive Junior Gold Miners Custom Factors Index T R [Member]
Account Value [Line Items]
Accumulated Value			21,379.02						$ 16,999.58	61,082.48		33,610.75	22,511.23	19,619.46	18,566.42	16,687.37		17,186.26	16,611.20	23,798.78	25,051.97	28,314.17		$ 19,597.06	$ 16,841.22	$ 13,681.38	$ 11,653.67	$ 15,865.76	$ 16,835.12	$ 16,594.90	$ 17,191.34																	10,000.00
Sprott Critical Materials E T F Net Asset Value [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000.00									14,944.43		8,832.03	7,683.36	8,565.11	8,840.27		$ 8,638.36
Sprott Critical Materials E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	10,000.00									17,329.91		15,613.20	14,701.31	13,557.40	11,759.19		10,884.57
Nasdaq Sprott Critical Materials Tm Index [Member]
Account Value [Line Items]
Accumulated Value	10,000.00									15,287.97		9,019.46	7,837.96	8,736.25	8,986.32		8,706.24
Sprott Lithium Miners E T F Net Asset Value [Member]
Account Value [Line Items]
Accumulated Value	10,000.00									7,053.22		3,122.06	3,647.82	3,985.20	6,423.14		9,238.00
Sprott Lithium Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	10,000.00									17,329.91		15,613.20	14,701.31	13,557.40	11,759.19		10,884.57
Nasdaq Sprott Lithium Miners Tm Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000.00									6,919.60		3,059.21	3,611.21	3,957.03	6,406.05		$ 9,279.21
Sprott Uranium Miners E T F [Member]
Account Value [Line Items]
Accumulated Value			10,556.00							52,976.63		44,712.28	37,730.66	45,019.20	43,560.25	29,383.19		27,818.30	25,025.11	31,564.42	25,774.82	17,411.76	$ 11,316.00																					$ 10,000.00
Sprott Uranium Miners E T F Member S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value			10,137.98							24,293.57		21,887.03	20,608.72	19,005.16	16,484.38	15,258.31		13,053.04	12,758.42	15,939.90	14,273.69	12,384.80	9,940.29																					10,000.00
North Shore Global Uranium Mining Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,647.09							55,790.08		46,647.89	39,303.29	46,769.72	45,227.65	$ 30,323.37		$ 28,537.55	$ 25,534.80	$ 32,198.21	$ 26,197.41	$ 17,676.80	$ 11,369.21																					10,000.00
Sprott Junior Uranium Miners E T F [Member]
Account Value [Line Items]
Accumulated Value								$ 8,430.40		14,354.00		11,275.07	9,915.85	12,436.02	12,004.72																				$ 10,000.00
Sprott Junior Uranium Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value								10,884.57		17,329.91		15,613.20	14,701.31	13,557.40	11,759.19																				10,000.00
Nasdaq Sprott Junior Uranium Miners Index [Member]
Account Value [Line Items]
Accumulated Value								8,474.03		14,851.55		11,479.24	10,069.49	12,532.52	12,067.68																				10,000.00
Sprott Junior Copper Miners E T F [Member]
Account Value [Line Items]
Accumulated Value								9,458.93		24,771.66		13,837.35	10,434.45	11,036.20	9,281.70																				10,000.00
Sprott Junior Copper Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value								10,884.57		17,329.91		15,613.20	14,701.31	13,557.40	11,759.19																				10,000.00
Nasdaq Sprott Junior Copper Miners Index [Member]
Account Value [Line Items]
Accumulated Value								$ 9,442.12		25,116.64		14,313.54	10,806.44	11,425.18	9,662.65																				$ 10,000.00
Sprott Nickel Miners E T F [Member]
Account Value [Line Items]
Accumulated Value				$ 10,381.83						9,733.66		7,069.18	6,466.01	7,708.15	8,156.78																									$ 10,000.00
Sprott Nickel Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value				11,167.43						17,780.27		16,018.94	15,083.36	13,909.72	12,064.79																									10,000.00
Nasdaq Sprott Nickel Miners Index [Member]
Account Value [Line Items]
Accumulated Value				$ 10,446.07						9,925.94		7,173.72	6,543.63	$ 7,767.16	$ 8,203.36																									$ 10,000.00
Sprott Copper Miners E T F [Member]
Account Value [Line Items]
Accumulated Value							$ 12,686.64			18,529.18		11,990.07	10,708.21																					$ 10,000.00
Sprott Copper Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value							10,799.98			13,805.20		12,437.65	11,711.23																					10,000.00
Nasdaq Sprott Copper Miners Index [Member]
Account Value [Line Items]
Accumulated Value							$ 12,686.89			18,707.18		$ 12,026.02	$ 10,714.79																					$ 10,000.00
Sprott Silver Miners And Physical Silver E T F [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000.00								27,788.55	$ 14,278.15
Nasdaq Sprott Silver Miners Index [Member]
Account Value [Line Items]
Accumulated Value		10,000.00								28,206.55	14,305.93
Sprott Silver Miners And Physical Silver E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000.00								11,861.06	$ 10,686.10
Sprott Active Gold And Silver Miners E T F [Member]
Account Value [Line Items]
Accumulated Value						$ 12,728.65				22,371.22																											$ 10,000.00
Sprott Active Gold And Silver Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value						10,149.83				11,265.83																											10,000.01
N Y S E Arca Gold Miners Index [Member]
Account Value [Line Items]
Accumulated Value						$ 12,504.06				$ 21,033.84																											$ 10,000.00
Sprott Active Metals And Miners E T F [Member]
Account Value [Line Items]
Accumulated Value					$ 12,867.00																												$ 10,000.00
Sprott Active Metals And Miners E T F S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value					10,549.07																												10,000.00
M S C I A C W I Select Metal And Mining Producer Ex Gold And Silver I M I [Member]
Account Value [Line Items]
Accumulated Value					$ 12,445.88																												$ 10,000.00
Sprott Gold Equity Fund Institutional Class [Member]
Account Value [Line Items]
Accumulated Value																																$ 1,273,755				$ 3,976,970		$ 1,601,149	$ 1,324,411		$ 1,295,540	$ 1,488,543	$ 1,682,860						$ 1,000,000
Sprott Gold Equity Fund Institutional Class Member S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value																																1,132,100				2,629,267		2,230,461	1,784,087		1,412,717	1,725,158	1,340,393						1,000,000
P H L X Gold Silver Sector T R Index [Member]
Account Value [Line Items]
Accumulated Value																																$ 1,382,566				4,866,781		1,925,134	1,737,173		1,638,606	1,759,216	1,880,778						$ 1,000,000
Sprott Gold Equity Fund Investor Class [Member]
Account Value [Line Items]
Accumulated Value																																				53,100		21,440	17,780		17,447	20,104	22,790	17,297	$ 12,790	$ 15,293	$ 14,042	10,000
Sprott Gold Equity Fund Investor Class S And P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value																																				39,827		33,786	27,025		21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000
Sprott Gold Equity Fund Investor Class P H L X Gold Silver Sector T R Index [Member]
Account Value [Line Items]
Accumulated Value																																				$ 85,526		$ 33,831	$ 30,528		$ 28,796	$ 30,915	$ 33,052	$ 24,296	$ 15,924	$ 19,051	$ 17,492	$ 10,000